Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Company's current and deferred federal tax expense (benefit)
Current expense	$ 29,778	$ 31,688	$ 2,693
Deferred expense	11,235	3,311	27,384
Total income tax expense	$ 41,013	$ 34,999	$ 30,077
Reconciliation of the federal income tax rate to the Company's effective income tax rate
Federal income tax rate (as a percent):	35.00%	35.00%	35.00%
Reconciling items:
Dividends received deduction (as a percent)	(1.70%)	(2.60%)	(2.50%)
Nondeductible health insurer fee (as a percent)	2.30%	1.90%	0.00%
Change in liability for prior years' taxes (as a percent)	0.50%	(0.30%)	0.20%
Other (as a percent)	(0.50%)	(0.40%)	(0.30%)
Effective income tax rate (as a percent)	35.60%	33.60%	32.40%